Other Current Assets	12 Months Ended
Dec. 31, 2017
Other Current Assets [Abstract]
OTHER CURRENT ASSETS

Note 7 – OTHER CURRENT ASSETS

Other current assets mainly consist of other receivables and deposits. Other receivables principally include advances to employees for business travel or business development purpose and other miscellaneous receivables such utility fees, social insurances, and personal income tax paid in advances on behalf of employees. Deposits include guarantee deposit, rent deposit, and security deposit for bidding customer projects. As of December 31, 2017 and 2016, other current assets consist of the following:

	December 31,
	2017	2016
Other receivables	$195,397	$263,791
Deposits	889,186	777,808
Others	346	324
Total other current assets	$1,084,929	$1,041,923